Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Oct. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We operate in the pharmaceutical sector, which is subject to various cybersecurity risks that could adversely affect our business. We recognize the critical importance of developing, implementing, and maintaining cybersecurity measures to safeguard our information systems and protect the confidentiality, integrity, and availability of our data. We currently have security measures in place to protect and prevent data loss and other security breaches. Our network infrastructure was designed with cybersecurity in mind, incorporating a range of critical components such as firewalls, intrusion detection and prevention systems, virtual private networks (VPNs), and secure Wi-Fi access points. Additionally, strong authentication mechanisms, encryption protocols, and robust monitoring tools are essential elements for ensuring a secure network infrastructure. These components work together to protect against unauthorized access, data breaches, malware attacks, and other cybersecurity threats.

Our external information technology consultant is responsible for day-to-day assessment and management of risks from cybersecurity threats, including the prevention, mitigation, detection, and remediation of cybersecurity incidents. Our external information technology consultant offers expertise in regulatory compliance, helping us ensure that our security measures align with industry standards and legal requirements. Our external information technology consultant is experienced in operating a company which offers cybersecurity services. Our external information technology consultant regularly monitors our systems to detect cybersecurity incidents or risks.

The Board is responsible for oversight of risks from cybersecurity threats in conjunction with management. The Board receives reports and updates from management with respect to the management of risks from cybersecurity threats. Such reports cover the Company’s information technology security program, including its current status, capabilities, objectives and plans, as well as the evolving cybersecurity threat landscape. The Board takes into consideration such reports and updates into its overall risk assessment of the Company.

We also have policies and procedures to oversee and identify the risks from cybersecurity threats associated with our use of third-party service providers. When engaging with vendors or partners, we prioritize those who demonstrate robust cybersecurity measures and a strong commitment to protecting sensitive data. To mitigate risks associated with third-party providers, we incorporate specific cybersecurity requirements into contracts and service level agreements. These agreements outline expectations regarding data protection, access controls, incident reporting, and compliance monitoring. Furthermore, we implement other mechanisms to enhance security when working with third-party providers, including implementing two-factor authentication. By implementing these measures, we aim to minimize the cybersecurity risks associated with third-party service providers and ensure the protection of our organization’s assets and data.

Cybersecurity Risk Role of Management [Text Block]

Our external information technology consultant is responsible for day-to-day assessment and management of risks from cybersecurity threats, including the prevention, mitigation, detection, and remediation of cybersecurity incidents. Our external information technology consultant offers expertise in regulatory compliance, helping us ensure that our security measures align with industry standards and legal requirements. Our external information technology consultant is experienced in operating a company which offers cybersecurity services. Our external information technology consultant regularly monitors our systems to detect cybersecurity incidents or risks.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our external information technology consultant offers expertise in regulatory compliance, helping us ensure that our security measures align with industry standards and legal requirements.
Cybersecurity Risk Board of Directors Oversight [Text Block]

The Board is responsible for oversight of risks from cybersecurity threats in conjunction with management. The Board receives reports and updates from management with respect to the management of risks from cybersecurity threats. Such reports cover the Company’s information technology security program, including its current status, capabilities, objectives and plans, as well as the evolving cybersecurity threat landscape. The Board takes into consideration such reports and updates into its overall risk assessment of the Company.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

We also have policies and procedures to oversee and identify the risks from cybersecurity threats associated with our use of third-party service providers. When engaging with vendors or partners, we prioritize those who demonstrate robust cybersecurity measures and a strong commitment to protecting sensitive data. To mitigate risks associated with third-party providers, we incorporate specific cybersecurity requirements into contracts and service level agreements. These agreements outline expectations regarding data protection, access controls, incident reporting, and compliance monitoring. Furthermore, we implement other mechanisms to enhance security when working with third-party providers, including implementing two-factor authentication. By implementing these measures, we aim to minimize the cybersecurity risks associated with third-party service providers and ensure the protection of our organization’s assets and data.

Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Management Third Party Engaged [Flag]	true